Restructuring (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Restructuring liability		$ 100	$ 2,400
Restructuring			$ 2,321
Payments for Restructuring	$ 100	$ 2,300